CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 6,029,859	$ 9,247,762
Restricted cash	1,549,574	1,551,635
Accounts receivable, net of allowance for credit losses of $5,772 and $12,818, as of December 31, 2021 and 2022, respectively	268,814	388,308
Prepaid expenses and other assets	1,798,651	1,401,863
Loans receivable, net of allowance for credit losses of $91,504 and $236,797, as of December 31, 2021 and 2022, respectively	2,053,767	1,500,954
Inventories, net	109,668	117,499
Short-term investments	864,258	911,281
Amounts due from related parties	13,421	16,095
Total current assets	12,688,012	15,135,397
Non-current assets
Property and equipment, net	1,387,895	1,029,963
Operating lease right-of-use assets, net	957,840	649,680
Intangible assets, net	65,019	52,517
Long-term investments	1,253,593	1,052,861
Prepaid expenses and other assets	135,616	124,521
Loans receivable, net of allowance for credit losses of $6,172 and $2,022, as of December 31, 2021 and 2022, respectively	21,663	28,964
Restricted cash	17,724	38,743
Deferred tax assets	245,226	103,755
Goodwill	230,208	539,624
Total non-current assets	4,314,784	3,620,628
Total assets	17,002,796	18,756,025
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $17,632 and $18,699 as of December 31, 2021 and 2022, respectively)	258,648	213,580
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $130,757 and $148,631 as of December 31, 2021 and 2022, respectively)	1,396,613	1,519,938
Deposits payable (including deposits payable of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	1,316,395	465,850
Escrow payables and advances from customers (including escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $20,521 and $19,143 as of December 31, 2021 and 2022, respectively)	1,862,325	1,789,973
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $435 and $9 as of December 31, 2021 and 2022, respectively)	415	74,738
Borrowings (including borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	88,410	100,000
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $8,051 and $5,250 as of December 31, 2021 and 2022, respectively)	269,968	186,494
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	31,237	0
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $203,382 and $192,243 as of December 31, 2021 and 2022, respectively)	1,535,083	2,644,463
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $537 and $664 as of December 31, 2021 and 2022, respectively)	176,598	181,400
Total current liabilities	6,935,692	7,176,436
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $4,038 and $4,338 as of December 31, 2021 and 2022, respectively)	87,072	76,234
Operating lease liabilities (including operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of $12,527 and $7,666 as of December 31, 2021 and 2022, respectively)	756,818	491,313
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $36,189 and $23,886 as of December 31, 2021 and 2022, respectively)	63,566	104,826
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	3,338,750	3,475,708
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of nil and nil as of December 31, 2021 and 2022, respectively)	9,967	6,992
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $107 and $107 as of December 31, 2021 and 2022, respectively)	107	107
Total non-current liabilities	4,256,280	4,155,180
Total liabilities	11,191,972	11,331,616
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	14,559,690	14,622,292
Accumulated other comprehensive loss	(111,215)	(28,519)
Statutory reserves	12,490	6,144
Accumulated deficit	(8,745,541)	(7,201,498)
Total Sea Limited shareholders' equity	5,715,705	7,398,697
Non-controlling interests	95,119	25,712
Total shareholders' equity	5,810,824	7,424,409
Total liabilities and shareholders' equity	17,002,796	18,756,025
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	258	204
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares	$ 23	$ 74